Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class 1
Trading Symbol	LCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$54	0.52%
[1]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class 1 shares of ClearBridge Large Cap Value Fund returned 7.84%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
JPMorgan Chase performed well as investors looked forward to a lighter regulatory touch for banks and credit card issuers under a Republican administration. Shares were also helped by disciplined execution, resilient consumer spending and credit, and signs of increasing capital markets activity.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
McKesson benefited from strong U.S. pharma and specialty distribution fundamentals, including Rx volumes and competitive pricing. The company also announced changes to its organizational structure and raised its earnings guidance.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Venture Global failed to garner investor enthusiasm after its January IPO, as its inaugural earnings report disappointed, showing weaker margins, lighter volumes and higher operating costs. Macro and geopolitical uncertainties also created a challenging backdrop for the company.

↓	Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.84	13.09	9.60
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,379,676,532
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 9,436,173
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,379,676,532
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$9,436,173
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class A
Trading Symbol	SINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$82	0.79%
[3]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Large Cap Value Fund returned 7.53%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
JPMorgan Chase performed well as investors looked forward to a lighter regulatory touch for banks and credit card issuers under a Republican administration. Shares were also helped by disciplined execution, resilient consumer spending and credit, and signs of increasing capital markets activity.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
McKesson benefited from strong U.S. pharma and specialty distribution fundamentals, including Rx volumes and competitive pricing. The company also announced changes to its organizational structure and raised its earnings guidance.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Venture Global failed to garner investor enthusiasm after its January IPO, as its inaugural earnings report disappointed, showing weaker margins, lighter volumes and higher operating costs. Macro and geopolitical uncertainties also created a challenging backdrop for the company.

↓	Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	7.53	12.84	9.37
Class A (with sales charge)	1.59	11.51	8.72
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,379,676,532
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 9,436,173
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,379,676,532
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$9,436,173
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class C
Trading Symbol	SINOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$159	1.54%
[5]
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Large Cap Value Fund returned 6.72%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
JPMorgan Chase performed well as investors looked forward to a lighter regulatory touch for banks and credit card issuers under a Republican administration. Shares were also helped by disciplined execution, resilient consumer spending and credit, and signs of increasing capital markets activity.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
McKesson benefited from strong U.S. pharma and specialty distribution fundamentals, including Rx volumes and competitive pricing. The company also announced changes to its organizational structure and raised its earnings guidance.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Venture Global failed to garner investor enthusiasm after its January IPO, as its inaugural earnings report disappointed, showing weaker margins, lighter volumes and higher operating costs. Macro and geopolitical uncertainties also created a challenging backdrop for the company.

↓	Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	6.72	11.96	8.54
Class C (with sales charge)	5.76	11.96	8.54
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,379,676,532
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 9,436,173
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,379,676,532
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$9,436,173
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class R
Trading Symbol	LCBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$125	1.21%
[7]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Large Cap Value Fund returned 7.08%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
JPMorgan Chase performed well as investors looked forward to a lighter regulatory touch for banks and credit card issuers under a Republican administration. Shares were also helped by disciplined execution, resilient consumer spending and credit, and signs of increasing capital markets activity.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
McKesson benefited from strong U.S. pharma and specialty distribution fundamentals, including Rx volumes and competitive pricing. The company also announced changes to its organizational structure and raised its earnings guidance.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Venture Global failed to garner investor enthusiasm after its January IPO, as its inaugural earnings report disappointed, showing weaker margins, lighter volumes and higher operating costs. Macro and geopolitical uncertainties also created a challenging backdrop for the company.

↓	Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	7.08	12.28	8.87
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,379,676,532
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 9,436,173
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,379,676,532
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$9,436,173
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class I
Trading Symbol	SAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.48%
[9]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Large Cap Value Fund returned 7.87%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
JPMorgan Chase performed well as investors looked forward to a lighter regulatory touch for banks and credit card issuers under a Republican administration. Shares were also helped by disciplined execution, resilient consumer spending and credit, and signs of increasing capital markets activity.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
McKesson benefited from strong U.S. pharma and specialty distribution fundamentals, including Rx volumes and competitive pricing. The company also announced changes to its organizational structure and raised its earnings guidance.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Venture Global failed to garner investor enthusiasm after its January IPO, as its inaugural earnings report disappointed, showing weaker margins, lighter volumes and higher operating costs. Macro and geopolitical uncertainties also created a challenging backdrop for the company.

↓	Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	7.87	13.12	9.66
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,379,676,532
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 9,436,173
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,379,676,532
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$9,436,173
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class IS
Trading Symbol	LMLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$46	0.44%
[11]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Large Cap Value Fund returned 7.92%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 11.15% and 21.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
JPMorgan Chase performed well as investors looked forward to a lighter regulatory touch for banks and credit card issuers under a Republican administration. Shares were also helped by disciplined execution, resilient consumer spending and credit, and signs of increasing capital markets activity.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
McKesson benefited from strong U.S. pharma and specialty distribution fundamentals, including Rx volumes and competitive pricing. The company also announced changes to its organizational structure and raised its earnings guidance.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Venture Global failed to garner investor enthusiasm after its January IPO, as its inaugural earnings report disappointed, showing weaker margins, lighter volumes and higher operating costs. Macro and geopolitical uncertainties also created a challenging backdrop for the company.

↓	Edison International shares fell as California wildfires raised concerns about potential liabilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	7.92	13.19	9.72
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,379,676,532
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 9,436,173
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,379,676,532
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$9,436,173
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.